Taxes (Tables)	12 Months Ended
Sep. 30, 2024
Taxes [Abstract]
Schedule of Components of the Income Tax Provision	The components of the income tax provision are as follows:
	For the Years Ended September 30,
	2024	2023	2022
Current tax provision
BVI	$-	$-	$-
Hong Kong	-	-	-
PRC	727,550	254,104	122,134
	727,550	254,104	122,134
Deferred tax provision (benefit)
BVI	-	-	-
Hong Kong	-	-	-
PRC	36,329	89,603	(86,023)
	36,329	89,603	(86,023)
Income tax provision	$763,879	$343,707	$36,111

Schedule of Deferred Tax Assets	Deferred tax assets, net are composed of the following:
	September 30, 2024	September 30, 2023
Deferred tax assets:
Net operating loss carry-forwards	$367,554	$5,049
Inventory written down	119,930	144,106
Allowance for credit losses	12,458	19,008
Total	499,942	168,163
Valuation allowance	(378,620)	(15,688)
Total deferred tax assets, net	$121,322	$152,475

Schedule of Movement of the Valuation Allowance	Movement of the valuation allowance:
	September 30, 2024	September 30, 2023
Beginning balance	$15,688	$14,248
Current year addition	353,156	1,844
Exchange difference	9,776	(404)
Ending balance	$378,620	$15,688

Schedule of Effective Tax Rate	The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended September 30, 2024, 2023 and 2022:
	For the Years Ended September 30,
	2024	2023	2022
China Income tax statutory rate	25.0%	25.0%	25.0%
Effect of PRC tax holiday	(15.6)%	(11.6)%	(9.9)%
Permanent difference	0.1%	0.1%	0.1%
Research and development tax credit	(5.3)%	(7.2)%	(14.0)%
Non-PRC entity not subject PRC income tax	5.7%	4.3%	-
Change in valuation allowance	8.4%	0.1%	0.1%
Effective tax rate	18.3%	10.7%	1.3%

Schedule of Taxes Payable	Taxes payable consist of the following:
	September 30, 2024	September 30, 2023
Income tax payable	$809,389	$263,131
Value added tax payable	306,183	1,627
Other taxes payable	8,001	6,665
Total taxes payable	$1,123,573	$271,423